SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company is organized in two operating segments: Steel and Mining.
The Steel segment includes the sales of steel products, which comprises mainly slabs, hot and cold rolled products, coated products, roll-formed and tubular products, billets, bars and other products.

The Mining segment includes the sales of mining products, mainly iron ore and pellets, and comprises the mining activities of Las Encinas, an iron ore mining company in which Ternium holds a 100% equity interest and the 50% of the operations and results performed by Peña Colorada, another iron ore mining company in which Ternium maintains that same percentage over its equity interest.

Ternium’s Chief Executive Officer (“CEO”) functions as the Company’s Chief Operating Decision Maker (“CODM”). The various geographic regions operate as an integrated steel producer. The CEO allocates resources and assesses performance of the Steel Segment as an integrated business and of the Mining Segment. The CEO uses “Operating income – Management view” as per the below table as the performance measure which differs from operating income determined in accordance with IFRS principally as follows:

•The use of direct cost methodology to calculate the inventories, while under IFRS is at full cost, including absorption of production overheads and depreciation.
•The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost (with the FIFO method).
•Other non-significant differences.

	Year ended December 31, 2022
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	2,556,949	3,716	10,500	2,571,165
Reconciliation:
Differences in Cost of sales				128,354

Operating income - Under IFRS				2,699,519

Financial income (expense), net				(70,133)
Equity in earnings (losses) of non-consolidated companies				37,114

Income before income tax expense - IFRS				2,666,500

Net sales from external customers	16,414,334	132	—	16,414,466
Net sales from transactions with other operating segments of the same entity		410,636	(410,636)	—
Depreciation and amortization	(523,818)	(92,674)	—	(616,492)

	Year ended December 31, 2021
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	4,210,135	204,070	1,586	4,415,791
Reconciliation:
Differences in Cost of sales				855,345

Operating income - Under IFRS				5,271,136

Financial income (expense), net				92,462
Equity in earnings (losses) of non-consolidated companies				400,732

Income before income tax expense - IFRS				5,764,330

Net sales from external customers	16,043,033	47,711	—	16,090,744
Net sales from transactions with other operating segments of the same entity		478,559	(478,559)	—
Depreciation and amortization	(528,144)	(63,646)	—	(591,790)
4.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2020
	Steel	Mining	Inter-segment eliminations	Total

Operating income - Management view	1,046,623	101,937	689	1,149,249
Reconciliation:
Differences in Cost of sales				(69,776)

Operating income - Under IFRS				1,079,473

Financial income (expense), net				22,331
Equity in earnings (losses) of non-consolidated companies				57,555

Income before income tax expense - IFRS				1,159,359

Net sales from external customers	8,679,513	55,922	—	8,735,435
Net sales from transactions with other operating segments of the same entity		334,619	(334,619)	—
Depreciation and amortization	(580,807)	(50,244)	—	(631,051)
Information on segment assets is not disclosed as it is not reviewed by the CEO.
GEOGRAPHICAL INFORMATION
The Company has no revenues attributable to the Company’s country of incorporation (Luxembourg) in 2022. In 2021 and 2020 the Company had revenues attributable to Luxembourg related to a contract acquired as part of the acquisition of the participation in Ternium Brasil Ltda.

For purposes of reporting geographical information, net sales are allocated based on the customer’s location. Allocation of depreciation and amortization is based on the geographical location of the underlying assets.

	Year ended December 31, 2022
	Mexico	Southern region	Brazil and Other markets (1)	Total

Net sales	8,949,104	3,853,390	3,611,972	16,414,466

Non-current assets (2)	4,769,161	859,351	1,577,784	7,206,296

	Year ended December 31, 2021
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	8,990,868	3,377,596	3,722,280	16,090,744

Non-current assets (2)	4,789,273	861,149	1,683,412	7,333,834

	Year ended December 31, 2020
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	4,660,278	1,762,785	2,312,372	8,735,435

Non-current assets (2)	4,726,342	919,490	1,767,432	7,413,264
(1)The non-current assets value includes the impact of the impairment charge of $ 99.0 million recognized in the Brazil CGU.
(2) Includes Property, plant and equipment and Intangible assets.
4.    SEGMENT INFORMATION (continued)
REVENUES BY PRODUCT

	Year ended December 31,
	2022	2021	2020

Slabs	640,231	1,304,437	1,047,311
Hot rolled (1)	6,991,466	6,356,576	2,880,055
Cold rolled	1,951,702	1,990,143	1,101,963
Coated (2)	5,704,765	5,303,394	3,015,132
Roll-formed and tubular (3)	660,829	659,609	413,337
Billets, round bars and others	142,512	167,138	3,632
Other products (4)	322,961	309,447	274,005

TOTAL SALES	16,414,466	16,090,744	8,735,435
(1) Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(2) Coated includes tin plate and galvanized products.
(3) Roll-formed and tubular includes pre-engineered metal building systems, tubes, beams, insulated panels, roofing and cladding, roof tiles, and steel decks.
(4) Other products include mainly sales of energy and pig iron.